FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 29, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

9.                   FAIR VALUE MEASUREMENTS

The Company utilizes the following three level hierarchy that defines the assumptions used to measure certain assets and liabilities at fair value:

Level 1 –	Quoted market prices in active markets for identical assets or liabilities;
Level 2 –	Inputs other than Level 1 inputs that are either directly or indirectly observable; and
Level 3 –	Unobservable inputs developed using estimates and assumptions developed by the Company, which reflect those that a market participant would use.

The fair values of the Company’s Level 2 derivative instruments were primarily based on observable forward exchange rates. Unobservable quantitative inputs used in the valuation of the Company’s derivative instruments included volatilities, discount rates and estimated credit losses.

The following table presents the non-financial assets the Company measured at fair value on a non-recurring basis in 2012, based on such fair value hierarchy:

					Total Losses
	Net Carrying Value as of September 29,	Fair Value Measured and Recorded at Reporting Date Using:			Nine Months Ended September 29,	Three Months Ended September 29,
In thousands	2012	Level 1	Level 2	Level 3	2012	2012
Property and equipment	$23,687	$--	$--	$ 23,687	$27,905	$--

In connection with a change in the pattern of use and likely disposal of the Company’s New Jersey corporate office, an impairment analysis was performed on the associated property and equipment. As a result of a decline in the estimated fair value of the Company’s Ohio distribution center, as well as the decisions to exit certain retail locations of JUICY COUTURE and LUCKY BRAND, impairment analyses were performed on the associated property and equipment. The Company determined that a portion of the assets exceeded their fair values, resulting in impairment charges, which were recorded in Selling, general and administrative expenses (“SG&A”) on the accompanying Condensed Consolidated Statements of Operations.

The following table presents the non-financial assets the Company measured at fair value on a non-recurring basis in 2011, based on the fair value hierarchy:

					Total Losses
	Net Carrying Value as of	Fair Value Measured and Recorded at Reporting Date Using:			Nine Months Ended	Three Months Ended
In thousands	October 1, 2011	Level 1	Level 2	Level 3	October 1, 2011	October 1, 2011
Property and equipment	$21,187	$--	$--	$ 21,187	$15,076	$6,318
Intangible assets	12,116	--	--	12,116	814	814

As a result of the decisions to close the Company’s Ohio distribution center and exit certain JUICY COUTURE and LUCKY BRAND retail locations, impairment analyses were performed on the associated property and equipment.

The Company determined that a portion of the assets exceeded their fair values, resulting in impairment charges, which were recorded in SG&A on the accompanying Condensed Consolidated Statements of Operations.

During the third quarter of 2011, the Company recorded a pretax charge of $191.3 million in Discontinued operations, net of income taxes on the accompanying Condensed Consolidated Statement of Operations to reduce the net carrying value of the MEXX assets and liabilities that were held for sale to fair value, less estimated costs to dispose.

The fair values of the Company’s Level 3 Property and equipment, Intangible assets and Assets and liabilities held for sale are based on either a market approach or an income approach using unobservable inputs including the Company’s forecasted cash flows and the estimated useful lives of such assets, as appropriate.

The fair values and carrying values of the Company’s debt instruments are detailed as follows:

	September 29, 2012		December 31, 2011		October 1, 2011
In thousands	Fair Value	Carrying Value	Fair Value	Carrying Value	Fair Value	Carrying Value
5.0% Euro Notes, due July 2013 (a)	$--	$--	$145,491	$157,139	$269,640	$296,145
6.0% Convertible Senior Notes, due June 2014 (a)	115,374	28,687	174,397	60,270	143,837	77,386
10.5% Senior Secured Notes, due April 2019 (a)	420,128	384,033	234,850	220,085	222,429	220,088
Revolving credit facility (b)(c)	--	--	--	--	188,883	188,883

(a)             Carrying values include unamortized debt discount or premium.

(b)            Borrowings under the Amended Facility bear interest based on market rate; accordingly, its fair value approximates its carrying value.

(c)             Includes $45.1 million of MEXX outstanding borrowings reported as held for sale as of October 1, 2011.

The fair values of the Company’s debt instruments were estimated using market observable inputs, including quoted prices in active markets, market indices and interest rate measurements. Within the hierarchy of fair value measurements, these are Level 2 fair values. The fair values of cash and cash equivalents, receivables and accounts payable approximate their carrying values due to the short-term nature of these instruments.